Impairment reverse (losses) due to credit loss_Impairment reverse Losses due to credit loss (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 KRW (₩)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 KRW (₩)	Dec. 31, 2016 KRW (₩)
Disclosure of impairment losses due to credit loss [Abstract]
Impairment loss due to credit loss on financial assets measured at FVTOCI	₩ (2,027,000,000)		₩ 0	₩ 0
Impairment loss due to credit loss on securities at amortized cost	(1,922,000,000)		0	0
Provision for credit loss on loan and other financial assets at amortized cost	(415,084,000,000)		0	0
Impairment losses due to credit loss	0		(862,273,000,000)	(890,763,000,000)
Reversal of provision on guarantee	105,985,000,000		55,424,000,000	59,780,000,000
Reversal of provision on (provision for) unused loan commitment	(16,526,000,000)		21,716,000,000	(3,093,000,000)
Total	₩ (329,574,000,000)	$ (296,140)	₩ (785,133,000,000)	₩ (834,076,000,000)